THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [X]; Amendment Number:         1
                                               --------------------
This Amendment (Check only one.):                      [ ]  is a restatement.
                                                       [X]  adds new holdings
                                                            entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
                  ------------------------------------
Address:          1440 Kiewit Plaza
                  ------------------------------------
                  Omaha, NE 68131


Form 13F File Number:  28-4545
                       ----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  ------------------------
Title:            Vice President
                  ------------------------
Phone:            402-346-1400
                  ------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE                       August 25, 2003
-----------------------       -------------------             ---------------
[Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number     Name

       28-5194                  General Re - New England Asset Management, Inc.
          ------                ----------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                          8
                                                            -----------------
Form 13F Information Table Entry Total:                                     1
                                                            -----------------
Form 13F Information Table Value Total:                      $        194,187
                                                            -----------------
                                                                   (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     NO.        FORM 13F FILE NUMBER            NAME
      1.        28-554                          Buffett, Warren E.
      2.        28-852                          GEICO Corp.
      3.        28-101                          Government Employees Ins. Corp.
      4.        28-718                          National Indemnity Co.
      5.        28-717                          OBH Inc.
      6.        28-2740                         Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 June 30, 2003

                                                                   Column 6
                                                              Investment Discretion                          Column 8
               Column 2                Column 4     Column 5  ----------------------                      Voting Authority
                 Title   Column 3       Market      Shares or        (b)      (c)      Column 7       ------------------------
Column 1          of      CUSIP          Value      Principal  (a)   Shared- Shared-     Other            (a)      (b)      (c)
Name of Issuer   Class    Number     (In Thousands)  Amount   Sole  Defined  Other     Managers          Sole     Shared    None
--------------   -----    ------     --------------  ------   ----  -------  -----      --------         ----     ------    ----

Automatic Data
Processing        Com    053015 10 3     194,187    5,735,000          X             1, 2, 3, 4, 5, 6  5,735,000
                                        -------
                                       $194,187
                                       ========

                             BERKSHIRE HATHAWAY INC.
                                1440 KIEWIT PLAZA
                              OMAHA, NEBRASKA 68131
                            TELEPHONE (402) 346-1400
                               FAX (402) 346-3375



                                 August 21, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

         Enclosed herewith for filing is Amendment Number 1 to Form 13F for the Quarter ended June 30, 2003 for the following six "Institutional Investment Managers":

                                                                  13F File Number
                                                                  ---------------
Warren E. Buffett                                                      28-554
GEICO Corporation                                                      28-852
Government Employees Insurance Company                                 28-101
National Indemnity Company                                             28-718
OBH Inc.                                                               28-717
Plaza Investment Managers                                              28-2740




                                                     Yours truly,

                                                     BERKSHIRE HATHAWAY INC.


                                                     /s/ Marc D. Hamburg
                                                     -------------------
                                                     Marc D. Hamburg
                                                     Vice President

Enclosures